Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Maturity of foreign exchange contracts	17 months
After-tax gains (losses) deferred in AOCI of foreign exchange contracts to be reclassified to earnings over the next 12 months	$ 22
Maximum time for hedging interest rate cash flow hedge	45 months
After-tax gains (losses) deferred in AOCI of interest rate derivatives to be reclassified to earnings over the next 12 months	$ (2)
Foreign Exchange Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount	$ 7,000	$ 7,300
Cross Currency Swaps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Maturity of foreign exchange contracts	12 months
Notional amount	$ 0	165
Interest Rate Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount	$ 4,600	$ 4,600